Borrowings - Summary of Borrowings (Details) - Revolving Credit Facility £ in Millions	Jun. 30, 2025 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 350.0
Loan commitments | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Notional amount	95.0
Loan commitments | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 255.0
SONIA/EURIBOR/USD LIBOR + variable margin | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
SONIA/EURIBOR/USD LIBOR + variable margin | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.65%